Note 16 - Plant Restructuring - Restructuring Reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Balance	$ 0	$ 202
Charge to expense	70	182
Cash payments/write offs	(70)	(384)
Balance	0	0
Employee Severance [Member]
Balance	0	202
Charge to expense	0	227
Cash payments/write offs	0	(429)
Balance	0	0
Other Restructuring [Member]
Balance	0	0
Charge to expense	70	(45)
Cash payments/write offs	(70)	45
Balance	$ 0	$ 0